SCHEDULE OF RESTATEMENT FOR BALANCE SHEET (Details) (Parenthetical) - $ / shares	Jun. 30, 2026	Jan. 20, 2026	Jan. 19, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 22, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	49,152,702			44,500,111	37,784,611	16,235,000
Common stock, shares outstanding	49,152,702			44,500,111	37,784,611
Restatement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value					$ 0.0001
Common stock, shares authorized					100,000,000
Common stock, shares issued					44,500,111
Common stock, shares outstanding					44,500,111